Loan Receivable	12 Months Ended
Dec. 31, 2023
Loan Receivable [Abstract]
Loan receivable	Note 10 – Loan receivable
	As at December 31, 2023	As at December 31, 2022
	EUR	EUR
Current asset
Short term loan receivable	19,514	-
	19,514	-